Loans and financings - Revolving credit facility (Details) - Revolving credit facility $ in Thousands	Oct. 25, 2019 USD ($)
Loans and financings
Maximum borrowing capacity	$ 300,000
Term of instrument	5 years
LIBOR 3M
Loans and financings
Borrowings, adjustment to interest rate basis	1.00%